Note 19 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Commitments Disclosure [Text Block]
19.	Commitments and Contingencies

•
From time to time the Company expects to be subject to legal proceedings and claims in the ordinary course of its business, principally personal injury and property casualty claims. Such claims, even if lacking merit, could result in the expenditure of significant financial and managerial resources. On
August 5, 2015,
our Aframax tanker “Spike” (now named
“Stealth Berana”)
was arrested. This action related to security sought in connection with an arbitration proceeding involving a vessel not
in the Company’s fleet that the applicant claims is under common control with the MT “Spike”. On
August 20, 2015,
the Company in order to secure the vessel’s release, lodged to the court a bank guarantee amounting to
$9,837,000.
The bank guarantee was finally released on
November 17, 2016
and as the Company had anticipated, the outcome of this case did not
have any material effect on its operations and financial position.

•	During
2014
and as amended on
November 17, 2016
and
July 18, 2017,
the Company has entered into separate agreements to acquire
four
LPG carriers which
three
of them are currently under construction, and are described in Note
5.
The Company has future outstanding commitments for installment payments for these agreements as follows:

December 31	Amount
2018	103,307,820

Total	103,307,820

•
Future minimum contractual charter revenues, gross of commissions, based on vessels committed to non-cancellable, long-term time and bareboat charter contracts as of
December
31,
2017,
amount to
$90,394,968
during
2018,
$35,806,235
during
2019,
$21,966,407
during
2020,
$10,970,170
during
2021
and
$3,519,740
during
2022.